TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES
	2025	2024
	USD	USD
Trade payables	2,805,764	1,841,297
Other payables	358,789	778,114
Accruals	790,657	796,858
Total	3,955,210	3,416,269